Cover	Sep. 27, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 27, 2022
Entity File Number	001-39420
Entity Registrant Name	RACKSPACE TECHNOLOGY, INC.
Entity Central Index Key	0001810019
Entity Tax Identification Number	81-3369925
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1 Fanatical Place
Entity Address, Address Line Two	City of Windcrest
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78218
City Area Code	210
Local Phone Number	312-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	RXT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false